Due to Owners, Net (Detail) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2013	Dec. 31, 2012
Related Party Transaction [Line Items]
Due to owners, net	$ 12,775	$ 13,218
Affiliated owners
Related Party Transaction [Line Items]
Due to owners, net	884	1,665
Unaffiliated owners
Related Party Transaction [Line Items]
Due to owners, net	$ 11,891	$ 11,553